Basis of Preparation	12 Months Ended
Dec. 31, 2025
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Ian Marcel Craig García and Chief Financial Officer Gerardo Cruz Celaya. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on March 18, 2026 and by the Shareholders meeting on March 24, 2026. The accompanying consolidated financial statements were approved for issuance in the Company´s annual report on form 20-F by the
Company´s Chief Executive Officer and Chief Financial Officer on April 15, 2026 and subsequent events have been considered through that date (see Note 27).
The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.

2.2 Basis of measurement and presentation

The consolidated financial statements have been prepared on the historical cost basis except for the following:
•    Derivative financial instruments
•    Trust assets of post-employment and other non-current employee benefit plans
The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.
The financial statements of subsidiaries in a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.
2.2.1 Presentation of consolidated income statements
The Company classifies its costs and expenses by function in the consolidated income statements in order to conform to industry practices.
2.2.2 Presentation of consolidated statements of cash flows
The Company presents its consolidated statement of cash flows using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps. ”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2025 and the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2025 were converted into U.S. dollars at the exchange rate of Ps. 18.0057 per U.S. dollar as published by the Federal Reserve Bank of New York at the last date in 2025 for which information is available. This arithmetic conversion should not be construed a representation that the amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate, in addition, numeric figures shown as dollar totals may not be an arithmetic aggregation of preceding figures due to rounding. As of March 13, 2026 (the last date for which information is available before the issuance of these financial statements) such exchange rate was Ps. 17.9437 per U.S. dollar, an appreciation of 0.3% since December 31, 2025.

2.3 Critical accounting judgments and estimates
In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily observable from other sources. The estimates and associated assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
2.3.1 Key sources of estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.
2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets
Intangible assets with indefinite life as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU and its value in use in the period the related impairment is determined.
The Company assesses at each reporting date or annually whether there is an indication that a depreciable long-lived asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU in which the asset is assigned exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount, which is determined based on its value in use. In assessing value in use, the estimated future cash flows expected to be generated from the use of an asset or CGU are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, recent market transactions are considered, if available. If recent market transactions are not available, an appropriate valuation model is used.
These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.14 and 11.

2.3.1.2 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 24.5. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies, accrues a provision and/ or discloses the relevant circumstances, as appropriate. The Company records a provision if the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

The Company operates in numerous tax jurisdictions and is subject to periodic tax audits, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate tax, transfer pricing and indirect taxes. The impact of changes in local tax regulations and ongoing inspections by local tax authorities could materially impact the amounts recorded in the financial statements. Where the amount of tax payable is uncertain, the Company recognizes related tax provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

The amount of uncertain income tax positions is included in Note 24.7.

2.3.1.3 Business combinations
Businesses combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:
•    deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;
•    liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2, Share- based Payment at the acquisition date, see Note 3.22;
•    assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and
•    Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.
For each acquisition, management’s judgment is exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGUs' cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the operation of intangible assets with indefinite life, mainly, distribution rights.
2.4 Changes in accounting policies and disclosures
2.4.1 Climate-related matters
The Company considers climate-related matters in estimates and assumptions, where appropriate. This assessment includes a wide range of possible impacts on the Company due to both physical and transition risks. The items and considerations that are most directly impacted by climate-related matters are:

•Useful life of property, plant and equipment. When reviewing the residual values and expected useful lives of assets, the Company considers climate-related matters, that may require significant capital expenditures. See Note 3.12 for further information.
•Impairment of non-financial assets. The value-in-use may be impacted in several different ways by transition risk, even though the Company has concluded that no single climate-related assumption is a key assumption for the 2025 test of impairment of indefinite lived intangible assets, goodwill and other depreciable long lived assets, the Company considered expectations of investments in property, plant and equipment and certain operating expenses associated with technological conversion, climate physical and transition risks and the adoption of low-carbon technologies. See Note 11.

2.4.2 New and amended standards and interpretations
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

2.5 Financial impacts arising from Floods and Hurricanes in Mexico and Brazil

For the years ended on December 31, 2024 and 2023, the Company encountered significant impacts because some natural disasters such as hurricanes and flooding, which affected its operations in certain plants of Mexico and Brazil. These natural disasters had repercussions on both its facilities including inventories and property, plant and equipment, supply chain and therefore business activity, which have influenced the reported financial outcomes of both years.

In Mexico, the effects of Hurricane Otis in 2023 and Hurricane John in 2024 affected the Company's facilities located in Acapulco, Guerrero. The consequences of these natural disasters included material damage to inventories of raw materials and finished products, as well as to property, plant and equipment and buildings, that needed to be restored. In Brazil, heavy rainfall and flooding in Rio Grande do Sul in 2024 affected the facilities at the Porto Alegre plant, resulting in temporary interruptions in production and distribution, the material damage to inventories of raw materials and finished products as well as to property, plant and equipment and buildings, that needed to be restored.

In both cases, to maintain product supply in the region, operations were restructured, leading to an increase in logistical costs. For both events, insurance claims were activated, and the progress of agreements led to the recognition of recoveries that partially mitigated the economic impacts.

During 2025, the Company continued assessing the remaining effects of these natural events and worked with its insurance providers to resolve and settle all related impacts. Insurance recoveries have been recognized only to the extent that their realization is reasonably certain and in accordance with the progress of negotiations and validations with the insurers. As of year-end, the Company continues to work with the insurance providers toward the resolution and final settlement of the outstanding cases; therefore, any additional recoveries will be recognized in the periods in which the respective agreements are formalized and the applicable accounting recognition criteria are met.

During the years ended December 31, 2025 and 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received have been recorded as follows:

	Note	2025 Effects	2024 Effects	Total Effects
Inventories	6	28	613	641
Property, plant & equipment	10	—	1,081	1,081
Additional expense & losses		137	1,612	1,749
Subtotal		165	3,306	3,471
Insurance recovery (1)	18	(1,625)	(1,669)	(3,294)
Total		(1,460)	1,637	177

(1) As of December 31, 2025 and 2024, the outstanding insurance recovery balances amounted to Ps. 1,166 and Ps. 334, respectively, and were presented within “other sundry accounts receivable". The net cash proceeds from insurance recoveries totaled Ps. 814 in 2025, of which Ps. 731 were classified as operating activities and Ps. 83 as investing activities, and Ps. 1,335 in 2024, of which Ps. 1,090 were classified as operating activities and Ps. 245 as investing activities.